Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (45,849)	$ (42,767)	$ (131,212)	$ (121,888)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization			4,790	5,773
Share-based compensation net of amounts capitalized			7,929	8,599
Interest expense accrued on liability related to future royalties and sales milestones, net	5,000	1,800	14,878	5,427
Foreign exchange differences			(366)	10,537
Loss on termination of operating lease			95	0
Loss on disposal of property and equipment			3,812	0
Impairment of operating lease right-of-use assets and related property and equipment	382	0	382	0
Deferred income tax			(520)	(587)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets			(7,655)	(20,809)
Non-current prepaid expenses and other non-current assets			1,932	301
Long-term deposits			937	(5)
Accounts payable			69	(87)
Accrued expenses and other liabilities			(6,823)	15,469
Current and non-current operating lease liabilities, net of operating lease right of use assets			(9,002)	(472)
Net cash used in operating activities			(120,754)	(97,742)
Cash flows from investing activities:
Purchases of property and equipment			(9,509)	(10,208)
Net cash used in investing activities			(9,509)	(10,208)
Cash flows from financing activities:
Proceeds from the exercise of share options			4	117
Payments of equity issuance costs			(910)	(16)
Net cash (used in) provided by financing activities			(906)	101
Effect of exchange rate changes on cash, cash equivalents and restricted cash			5,257	(39,459)
Net decrease in cash, cash equivalents and restricted cash			(125,912)	(147,308)
Cash, cash equivalents and restricted cash, beginning of period			382,761	310,676	$ 310,676
Cash, cash equivalents and restricted cash, end of period	256,849	163,368	256,849	163,368	382,761
Supplemental non-cash flow information
Property and equipment purchases included in accounts payable and accrued expenses			1,389	1,219
Right-of-use assets obtained in exchange for operating lease liabilities			41,211	57
Right of use assets terminated and obtained in exchange for operating lease liabilities, net			(1,110)	0
Capitalized implementation costs included in accrued expenses			74	31
Capitalized share-based compensation			19	0
Reconciliation of cash, cash equivalents and restricted cash reported within the condensed consolidated balance sheets:
Cash and cash equivalents	256,415	163,053	256,415	163,053	382,436
Restricted cash	434	315	434	315	325
Total cash, cash equivalents and restricted cash	$ 256,849	$ 163,368	$ 256,849	$ 163,368	$ 382,761